JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

July 27, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the JPMorgan U.S. Government Money Market Fund

File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Fund listed above does not differ from the prospectus contained in the Post-Effective Amendment No. 260 (Amendment 261 under the Investment Company Act of 1940) filed electronically on July 27, 2017.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary